CUSTOMER DEPOSITS - Deposits - Additional information (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of customer deposits [abstract]
Deposits received	$ 19,732,877	$ 14,702,118